SHARE BASED COMPENSATION	12 Months Ended
Dec. 31, 2019
SHARE BASED COMPENSATION
SHARE BASED COMPENSATION

14   SHARE BASED COMPENSATION

Share incentive plans

On September 22, 2008, Tarena International adopted the 2008 Share Plan (the “2008 Plan”), pursuant to which Tarena International is authorized to issue share options and other share-based awards to key employees, directors and consultants of the Company to purchase up to 6,002,020 of its Class A ordinary shares (being retroactively adjusted to reflect the effect of the share split) under the 2008 Plan. On November 28, 2012, the Company increased the number of Class A ordinary shares authorized for issuance under the 2008 Plan to 8,184,990 Class A ordinary shares. Share options issued before September 22, 2008 are also administered under the 2008 Plan. The plan was terminated in 2018. According to its terms and there were no outstanding granted options by the termination date.

On February 1, 2014, Tarena International adopted the 2014 Share Plan (the “2014 Plan”), pursuant to which Tarena International was authorized to issue options, non-vested shares and non-vested share units to qualified employees, directors and consultants of the Company. The maximum aggregate number of shares which may be issued pursuant to all awards under the 2014 Plan, or the Award Pool, is 1,833,696, provided that the shares reserved in the Award Pool shall be increased on the first day of each fiscal year, commencing with January 1, 2015, if the unissued shares reserved in the Award Pool on such day account for less than 2% of the total number of shares issued and outstanding on a fully-diluted basis on December 31 of the immediately preceding fiscal year, as a result of which increase the shares unissued and reserved in the Award Pool immediately after each such increase shall equal 2% of the total number of shares issued and outstanding on a fully-diluted basis on December 31 of the immediately preceding fiscal year.

Share options

During the year ended December 31, 2017, the board of the directors of Tarena International approved the grant of options to certain officers and employees to purchase 682,435 ordinary shares of Tarena International at exercise prices ranging from US$0.058 to US$4.36 per share. These options vest over a period ranging between 0.17 year and 4 years. The options have a contractual term of ten years.

During the year ended December 31, 2018, the board of the directors of Tarena International approved the grant of options to certain officers and employees to purchase 1,085,094 ordinary shares of Tarena International at exercise prices ranging from US$0.06 to US$1.00 per share. These options vest over a period ranging between 0.33 year and 1 year. The options have a contractual term of ten years.

During the year ended December 31, 2019, the board of the directors of Tarena International approved the grant of options to certain officers and employees to purchase 1,028,728 ordinary shares of Tarena International at exercise prices ranging from US$0.89 to US$1.00 per share. These options vest over a period ranging between 0.25 year and 5 year. The contractual term of options ranges from 9 to 10 years.

A summary of share options activity for the years ended December 31, 2017, 2018 and 2019 is as follows:

			Weighted
		Weighted	Average
	Number of	Average	Remaining	Aggregate
	Share	Exercise Price	Contractual	Intrinsic
	Options	US$	Years	Value US$
Outstanding at December 31, 2016	4,328,375	1.88	5.84	56,743
Granted	682,435	0.88
Exercised	(1,898,391)	1.74
Forfeited	(98,067)	3.30
Expired	—	—
Outstanding at December 31, 2017	3,014,352	1.70	5.83	40,031
Granted	1,085,094	0.84
Exercised	(615,746)	0.72
Forfeited	(86,903)	1.49
Expired	—	—
Outstanding at December 31, 2018	3,396,797	1.61	6.47	15,919
Granted	1,028,728	0.10
Exercised	(753,936)	0.64
Forfeited	(235,225)	0.63
Expired	—	—
Outstanding at December 31, 2019	3,436,364	1.43	5.99	1,815
Vested and expected to vest as of December 31, 2019	3,101,633	1.46	5.76	1,663
Exercisable as of December 31, 2019	3,224,733	1.40	5.92	2,518

The total intrinsic value of options exercised during the years ended December 31, 2017, 2018 and 2019 were RMB169,944,  RMB22,710 and RMB7,936, respectively.

The Company calculated the fair value of the share options on the grant date using the Binomial option-pricing valuation model. The assumptions used in the valuation model are summarized in the following table.

	Year Ended December 31,
	2017	2018	2019
	US$	US$	US$
Expected volatility	63.7%-67.8%	53.52%-55.70%	52.05%-59.74%
Expected dividends yield	0%	0%	0%
Exercise multiple	2.0	2.2-2.8	2.2-2.8
Risk-free interest rate per annum	2.88%-3.22%	2.54%-3.23%	1.58%-2.89%
The fair value of underlying ordinary shares (per share)	US$14.27-US$19.03	US$6.97-US$14.99	US$0.59-US$6.48

The expected volatility was based on the historical volatilities of the Company and comparable publicly traded companies engaged in the similar industry.

No income tax benefit was recognized in the consolidated statements of comprehensive loss as the share-based compensation expense was not tax deductible.

The fair values of the options granted for the years ended December 31, 2017, 2018 and 2019 are as follows:

	Year Ended December 31,
	2017	2018	2019
	US$	US$	US$
Weighted average grant date fair value of option per share	15.99	12.35	4.84
Aggregate grant date fair value of options	10,915	13,402	4,980

As of December 31, 2019, there was approximately RMB23,085 of total unrecognized compensation cost related to unvested share options and the unrecognized compensation costs are expected to be recognized over a weighted average period of approximately 1.12 years.

Non-vested shares

On February 28, 2017, the board of directors of Tarena International approved the grant of 700 non-vested shares to 7 employees. One hundred percent of the non-vested shares shall vest immediately on the grant date. On April 3, 2017, the board of directors of Tarena International approved the grant of 13,335 non-vested shares to three independent directors, 25% of which vest at the end of every quarter within one year. On February 28, 2017, the board of directors of Tarena International approved the grant of 28,475 and 87,325 non-vested shares to employees, of which the vest period is eight and nine years, respectively. Grantees of non-vested shares have no voting rights or dividend rights with respect to shares that have not been vested.

On April 3, 2018, the board of directors of Tarena International approved the grant of 18,181 non-vested shares to three independent directors, 25% of which vest at the end of every quarter within one year. On April 1, 2018, the board of directors of Tarena International approved the grant of 193,796 non-vested shares to employees, of which the vest period is five years. Grantees of non-vested shares have no voting rights or dividend rights with respect to shares that have not been vested.

On January 1, 2019, the board of directors of Tarena International approved the grant of 136,581 shares to employees, of which 135,381 non-vested shares shall vest in a five-year period, and 1,200 shares shall vest immediately on the grant date. On April 3, 2019, the board of directors of Tarena International approved the grant of 41,666 non-vested shares to 1 independent director, 1 director and executive officer and  2 former independent directors, of which the vest period is one year. On August 13, 2019, the board of directors of Tarena International approved the grant of 47,380 non-vested shares to employees, of which the vest period is five years.

A summary of the non-vested shares activity under the 2014 Share Plan for the years ended December 31, 2017, 2018, 2019 is summarized as follows:

		Weighted Average
	Number of Non-	Grant Date Fair
	vested Shares	Value
		US$
Outstanding as of December 31, 2016	10,000	10.82
Granted	129,835	14.93
Vested	(17,367)	14.08
Forfeited	(15,701)	14.47
Outstanding as of December 31, 2017	106,767	14.75
Granted	211,977	11.20
Vested	(16,557)	14.22
Forfeited	(22,541)	12.39
Outstanding as of December 31, 2018	279,646	12.28
Granted	225,627	5.12
Vested	(80,020)	8.53
Forfeited	(60,475)	8.01
Outstanding as of December 31, 2019	364,778	9.39

As of December 31, 2019, there was approximately RMB25,609 of total unrecognized compensation cost related to non-vested shares, which is expected to be recognized over a weighted average period of approximately 4.2 years. The total fair value of shares vested during the years ended December 31, 2017, 2018 and 2019 was RMB1,652,  RMB1,557 and RMB4,707, respectively.